SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	69 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Sep. 25, 2012	Dec. 31, 2010	Sep. 14, 2010	Aug. 31, 2010	Jul. 13, 2010	Mar. 17, 2010	Mar. 02, 2010	Aug. 17, 2009
Notes to Financial Statements
Discount on Series B note			$ 1,490,000
Increased interest expense			86,000
Purchase of stock from cash flows from financing activities			76,000
Reduction in earnings from Series B debt	22,000	22,000
Interest in HCIC by each entity											50.00%
Purchase of TRB's ownership of HCIC						100.00%
Issuance of shares to member of TRB						7,500,000	2,900,000
Farming and energy operations consolidated into Two Rivers									100.00%
Water operations consolidated into Two Rivers								100.00%
Non-controlling members equity in Mutual Ditch Company			2,162,000
Copmany's revenue represented by no revenues to unaffiliated customers			10.00%
Value of Mutual Ditch Company										24,196,000
Value of the Orlando	5,195,000
Invested in mortgages receivable, net					227,000
Allowance for bad debt					144,000
Fair market value of each piece of equipment, minimum			5,000
RSUs, dilutive effect			4,115,474
Options, dilutive effect			1,727,562
Warrants, dilutive effect			100,000
Unrecognizable loss			51,000
Highly liquid gold-based ETFs			$ 137,000	$ 137,000